Tax Expense - Schedule of Tax Expenses (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Income tax
- Current period provision	RM 14,034			RM 215,299
- Under provision in prior period	15,941			16,560
Income tax	29,975			231,859
Deferred tax (Note 14)
- Relating to origination and reversal of temporary differences	(950,839)			(8,272,462)
- Over provision in prior period				(3,542,190)
Deferred tax	(950,839)			(11,814,652)
Income tax deferred tax	RM (920,864)	$ (205,550)	RM (11,582,793)	RM (11,582,793)	$ (2,520,738)